Significant Events - Summary of Provision for Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of other provisions [line items]
Current	$ 3,965	$ 3,696
Non-current	10,478	13,799
Samarco dam failure [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	2,792	2,051
Movement in provisions	629	741
Utilised	(256)	(359)
Change in estimate - Samarco dam failure provision	747	842
Change in estimate - Samarco Germano dam decommissioning	(56)	(6)
Amortisation of discounting impacting net finance costs	290	85
Exchange translation	(96)	179
Current	1,815	1,206
Non-current	1,606	1,586
At the end of the financial year	3,421	2,792
Samarco dam failure provision	3,237	2,560
Samarco Germano dam decommissioning provision	$ 184	$ 232